Financial risk management and financial instruments - Foreign Currency Risk (Details) - Maximum	12 Months Ended
Jun. 30, 2026
Foreign exchange zero cost collars
Financial risk management and financial instruments
Maturity period of derivatives	12 months
Put options
Financial risk management and financial instruments
Maturity period of derivatives	12 months